PERPETUAL CARE TRUSTS - Cost and Market Value Associated with Assets Held in Perpetual Care Trusts (Parenthetical) (Detail) - Variable Interest Entity, Primary Beneficiary - Perpetual care trusts
$ in Millions
	3 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($) Extension	Dec. 31, 2019 USD ($) Extension	Dec. 31, 2018 USD ($) Extension
Schedule Of Available For Sale Securities [Line Items]
Number of potential lockup period extensions | Extension	3	3	3
Lockup extension period	1 year	1 year	1 year
Unfunded commitments to private credit funds, callable at any time | $	$ 56.4	$ 62.4	$ 94.5
Minimum
Schedule Of Available For Sale Securities [Line Items]
Private credit funds, lockup periods	1 year	1 year	4 years
Fixed income funds and equity funds, redemption period	1 day	1 day	1 day
Maximum
Schedule Of Available For Sale Securities [Line Items]
Private credit funds, lockup periods	7 years	7 years	8 years
Fixed income funds and equity funds, redemption period	30 days	30 days	30 days